RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
Schedule of amounts due from related parties

	December 31,
	2012	2013

Changzhou Mobile	$43,665	$52,271
DMG Chongqing	447,679	799,613
Eastlong Huatong	325,632	—
Henan Mobile	—	72,827
Hubei Mobile	253,751	217,212
Jilin Mobile	272,749	109,662
Ningbo Mobile	103,126	310,913
Shenzhen Mobile	39,073	23,926
Shenzhen Media	—	45,200
Director and management of the Company	600,226	697,304
A non-controlling shareholder	18,515	—
	$2,104,416	$2,328,928

Schedule of amounts due to related parties

	December 31,
	2012	2013

Chengdu Mobile	$437,773	$332,253
Eastlong Huatong	—	78,633
Henan Mobile	36,963	—
Shenzhen Champs Elysees Renovations Co., Ltd. (“Champs Elysees”)	4,085	3,825
Shenzhen Meidi Zhiye Development Co., Ltd. (“Zhiye”)	7,669	21,352
Shenzhen Meiye Qiye Development Co., Ltd. (“Qiye”)	—	1,035
Suzhou Mobile	446,615	64,235
Wuxi Guangtong	197,981	457,121
Zhongguanguoji	697,326	719,089
	$1,828,412	$1,677,543

Schedule of advertising equipment sales (to) from investee companies

	Year ended December 31,
	2011	2012	2013

Chengdu Mobile	$—	$(564)	$—
DMG Chongging	—	(746,587)	(1,139,078)
Hubei Mobile	—	(399)	(1,102)
Jilin Mobile	—	—	(226)
Ningbo Mobil	—	—	(296,040)
Shenzhen Deshan Yinshi Co., Ltd. (“Shenzhen Deshan”)	—	—	(806,127)
Shenzhen Mobile	(219,918)	—	—
	$(219,918)	$(747,550)	$(2,242,573)

Schedule of services rendered by investee companies

	Year ended December 31,
	2011	2012	2013

Chengdu Mobile	$1,930,094	$2,018,325	$1,859,950
Dalian Mobile	1,511,008	1,536,657	770,964
DMG Chonqging	—	286,665	387,798
Eastlong Huatong	—	—	300,791
Guangtong Mobile	1,107,789	1,229,301	1,323,535
Haerbin Mobile	3,990	—	—
Henan Mobile	355,111	374,435	556,960
Hubei Mobile	987,133	1,132,080	1,303,298
Jilin Mobile	537,920	578,175	602,118
Ningbo Mobile	1,380,029	1,363,903	761,977
Shenzhen Mobile	7,157,504	—	—
Suzhou Mobile	774,677	1,303,043	526,473
	$15,745,255	$9,822,584	$8,393,864